Supplement Dated June 7, 2002
                       To Prospectus Dated August 1, 2001

                              Dean Family of Funds

The following information replaces the information found on page 6 of the Prospectus.

Average Annual Total Returns for Periods Ended December 31, 2000

                                                                                Since
                                                              One Year          Inception        Inception Date

Large Cap Value Fund - Class A                                  2.51%            3.50%            May 28, 1997
Russell 1000 Index(1)                                          -7.79%           15.04%
Russell 1000 Value Index(1)                                     7.02%           14.03%

Large Cap Value Fund - Class C                                  4.35%            1.74%            August 19, 1997
Russell 1000 Index(1)                                          -7.79%           12.88%
Russell 1000 Value Index(1)                                     7.02%           11.60%

Small Cap Value Fund - Class A                                 10.06%            2.65%            May 28, 1997
Russell 2000 Index(2)                                          -3.02%            8.42%
Russell 2000 Value Index(2)                                    22.83%            9.28%

Small Cap Value Fund - Class C                                 14.85%             .99%            August 1, 1997
Russell 2000 Index(2)                                          -3.02%            5.90%
Russell 2000 Value Index(2)                                    22.83%            6.70%

Balanced Fund - Class A                                         3.85%            3.72%            May 28, 1997
Russell 1000 Index(1)                                          -7.79%           15.04%
Lehman Brothers Intermediate
Government/Corporate Bond Index(3)                             10.10%            6.84%

Balanced Fund - Class C                                         6.63%            2.33%            August 1, 1997
Russell 1000 Index(1)                                          -7.79%           12.05%
Lehman Brothers Intermediate
Government/Corporate Bond Index(3)                             10.10%            6.30%

International Value Fund - Class A                            -21.86%           13.96%            October 13, 1997
Morgan Stanley Europe, Australia
and Far East Index(4)                                         -15.21%            4.71%


International Value Fund - Class C                            -18.75%           16.00%            November 6, 1997
Morgan Stanley Europe, Australia
and Far East Index(4)                                         -15.21%            7.11%


(1)The Russell 1000 Index is an unmanaged index comprised of the 1,000 largest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index (an unmanaged index of the 3,000 largest U.S. domiciled publicly-traded common stocks by total market capitalization representing approximately 98% of the U.S. publicly-traded equity market.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(2)The Russell 2000 Index is an unmanaged index
comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower
forecasted    growth    values.
(3)The    Lehman    Brothers    Intermediate
Government/Corporate Bond Index is an unmanaged index generally representative of intermediate term bonds.
(4)The Morgan Stanley Europe, Australia and Far East
Index is an unmanaged index which tracks the market performance of small, medium and large capitalization companies in Europe, Australia and the Far East.

The following information replaces the similar information found in the Prospectus in the indicated locations.

.................................. .......................................................................................

Location                          New Information
.................................. .......................................................................................
.................................. .......................................................................................

Page 2, 1st and 2nd               The Large Cap Value Fund invests primarily in the common stocks of large
paragraphs under heading          companies, specifically companies that have a market capitalization of greater
"Large Cap Value Fund"            than $1 billion  at the time of investment.

                                  Effective no later than July 31, 2002, the Fund will normally invest at least
                                  80% of its assets in common stocks or securities convertible into common stocks of large companies.
.................................. .......................................................................................
.................................. .......................................................................................

Page 2, 2nd paragraph             Effective no later than July 31, 2002, the Fund will normally invest at least
under heading "Small Cap          80% of  its assets in common stocks or securities convertible into common
Value Fund"                       stocks of small companies.  However, the Fund may invest a portion of its assets in common stocks of larger companies.
.................................. .......................................................................................
.................................. .......................................................................................

Page 3, 1st paragraph on          The asset mix of the Fund will normally range between 40-75% in common
the page                          stocks and securities convertible into common stocks, and 25-60% in preferred stocks, bonds and money market instruments.
.................................. .......................................................................................
.................................. .......................................................................................

Page 8, 2nd paragraph             Effective no later than July 31, 2002, at least 80% of the Large Cap Value
under heading "Principal          Fund's  assets will normally be invested in common stocks or securities
Investment Techniques and         convertible into common stocks of large companies (such as convertible
Strategies"                       bonds, convertible preferred stocks and warrants). A "large company" is one that has a market capitalization of greater than $1 billion at the time of investment. Assets means net assets, plus the amount of any borrowings for investment purposes.
.................................. .......................................................................................
.................................. .......................................................................................

Page 8, 3rd paragraph             Effective no later than July 31, 2002, the Small Cap Value Fund will normally
under heading "Principal          invest  at least 80% of its assets in common stocks or securities convertible into
Investment Techniques             common stocks of small companies (such as convertible bonds, convertible
and Strategies"                   preferred stocks and warrants). A "small company" is one that has a market capitalization of $1 billion or less at the time of the investment. However, the
                                  Fund may invest a portion of its assets in common stocks of larger companies.
                                  Assets means net assets, plus the amount of any borrowings for investment purposes.
.................................. .......................................................................................
.................................. .......................................................................................

Page 9, 1st paragraph             Normally, the asset mix of the Balanced Fund will range between 40-75% in
under heading "Principal          common stocks and securities convertible into common stocks, and 25-60% in
Investment Techniques             preferred stocks, bonds and money market instruments. Moderate shifts
and Strategies"                   between asset classes are made in an attempt to maximize returns or reduce risk.
.................................. .......................................................................................


The following paragraph should be inserted on page 23 of the Prospectus, between the 2nd and 3rd full paragraphs.

         John A. Appleby, CFA joined Dean Investment Associates in April, 2002 as the Small Cap Value Fund Portfolio Manager. Effective June 1, 2002, one of Mr. Appleby's responsibilities is the day-to-day management of the Dean Small Cap Value Fund. Prior to joining Dean Investment Associates, Mr. Appleby was the Senior Portfolio Manager for City National Investment Advisors where he oversaw the investment process, equity analysis and portfolio management for $300 million in assets for eighteen months. Prior to joining City National Investment Advisors he served as Senior Portfolio Manager for Palley Needelman Asset Management. He has 13 years of experience as an analyst or portfolio manager. He received his B.S. in Finance and his M.B.A. from the University of Southern California. He was awarded the CFA designation in 1992, and is a member of the Association for Investment Management and Research (AIMR).

This Supplement, and the Prospectus dated August 1, 2001 contain information that you should know before investing in the Funds and should be retained for future reference.




CINlibrary/1187553.3